Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. For further information about how we align executive compensation with the Company's performance, please refer to the Compensation Discussion and Analysis, above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our named executive officers including with respect to RSUs and PRSUs.

The following table sets forth the compensation for our principal executive officer and the average compensation for certain of our other named executive officers, each as reported in the Summary Compensation Table and with certain adjustments to reflect Compensation Actually Paid (“CAP”) as defined under the SEC rules. The table also provides information with respect to cumulative TSR and net loss.

Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO named executives	Average compensation actually paid to non-PEO named executive officers	Value of initial fixed $100 investment based on total shareholder return	Net Loss (in thousands)
2024	$2,336,576	$(2,039,133)	$602,601	$186,797	$29.93	$(12,405)
2023	$2,392,240	$7,219,371	$571,272	$891,006	$75.89	$(3,415)
2022	$2,328,470	$(3,704,926)	$495,343	$(1,029,883)	$39.29	$(9,516)

Pay Versus Performance

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Green (our Principal Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our Principal Executive Officer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Principal Executive Officer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our Principal Executive Officer’s total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 2,336,576	$ 2,392,240	$ 2,328,470
PEO Actually Paid Compensation Amount	$ (2,039,133)	7,219,371	(3,704,926)
Adjustment To PEO Compensation, Footnote
	PEO Stock Award Adjustments
Year	Amounts reported in “Stock Awards” column in SCT	Awards forfeited during year using prior year-end values	Year-end fair value of awards granted during covered fiscal year that were outstanding and unvested at year-end	Year-over-year change in fair value at year-end of awards granted in prior fiscal years that were outstanding and unvested at year-end	Change as of vesting date (from end of prior fiscal year) in fair value of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during covered fiscal year
2024	(1,800,000)	(782,064)	906,443	(2,126,986)	(573,102)
2023	(1,772,760)	—	3,470,396	624,933	2,504,562
2022	(1,721,120)	—	727,176	(3,176,423)	(1,863,029)

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding our Principal Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officer included for purposes of calculating the average amounts in each applicable year was, for fiscal year 2022, Mr. Michael Rossi and Mr. Kenneth Olson, and for fiscal years 2023 and 2024, Ms. Cote (the “Other NEOs”).

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Other NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs (excluding our Principal Executive Officer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Other NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2.

Non-PEO NEO Average Total Compensation Amount	$ 602,601	571,272	495,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 186,797	891,006	(1,029,883)
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO Named Executice Officers Stock Award Adjustments
Year	Amounts reported in “Stock Awards” column in SCT	Awards forfeited during year using prior year-end values	Year-end fair value of awards granted during covered fiscal year that were outstanding and unvested at year-end	Year-over-year change in fair value at year-end of awards granted in prior fiscal years that were outstanding and unvested at year-end	Change as of vesting date (from end of prior fiscal year) in fair value of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during covered fiscal year
2024	(300,000)	—	151,076	(161,974)	(104,906)
2023	(210,000)	—	424,134	28,821	76,779
2022	(170,000)	(334,572)	71,824	(744,216)	(348,262)

(5)	Total shareholder return in column (f) assumes $100 was invested in our Common Shares on December 31, 2021.

Total Shareholder Return Amount	$ 29.93	75.89	39.29
Net Income (Loss)	(12,405,000)	(3,415,000)	(9,516,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,800,000)	(1,772,760)	(1,721,120)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	906,443	3,470,396	727,176
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,126,986)	624,933	(3,176,423)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(573,102)	2,504,562	(1,863,029)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(782,064)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,000)	(210,000)	(170,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,076	424,134	71,824
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,974)	28,821	(744,216)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,906)	76,779	(348,262)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (334,572)